American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund
American Funds Money Market Fund®
Investment objective
The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds Money Market Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)	Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none	none	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)						10	10	10	10	10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Money Market Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	none	0.75%	none	0.24%	none	none	0.75%	none	none	none	none	none	none	none	none	none
Other expenses	0.11%	0.10%	0.15%	0.16%	0.07%	0.24%	0.24%	0.24%	0.23%	0.24%	0.18%	0.39%	0.25%	0.16%	0.11%	0.07%
Total annual fund operating expenses	0.38%	1.12%	0.42%	0.67%	0.34%	0.51%	1.26%	0.51%	0.50%	0.51%	0.45%	0.66%	0.52%	0.43%	0.38%	0.34%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	39	122	213	480
Class B	614	756	817	1,155
Class C	143	135	235	530
Class F-1	68	214	373	835
Class F-2	35	109	191	431
Class 529-A	72	203	344	747
Class 529-B	648	839	949	1,418
Class 529-C	172	203	344	747
Class 529-E	71	200	339	735
Class 529-F-1	72	203	344	747
Class R-1	46	144	252	567
Class R-2	67	211	368	822
Class R-3	53	167	291	653
Class R-4	44	138	241	542
Class R-5	39	122	213	480
Class R-6	35	109	191	431

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption American Funds Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	114	356	617	1,155
Class C	43	135	235	530
Class 529-B	148	439	749	1,418
Class 529-C	72	203	344	747

Principal investment strategies
The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United
States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investing in money market securities - The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment - During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support - Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the Unites States, may lose value because of adverse political, social or economic developments in the country or region in which the issuer operates.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows the fund's average annual total returns for various periods.
Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this period were: Highest 0.00% Lowest 0.00% The fund’s total return for the nine months ended September 30, 2012, was 0.00%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds Money Market Fund	Label	1 Year	Since Inception	Inception Date
Class A	Share class A (before taxes)	none	none	May 01, 2009
Class B	Share class B (before taxes)	(5.00%)	(1.52%)	May 01, 2009
Class C	Share class C (before taxes)	(1.00%)	none	May 01, 2009
Class F-1	Share class F-1 (before taxes)	none	none	May 01, 2009
Class F-2	Share class F-2 (before taxes)	none	none	May 01, 2009
Class 529-A	Share class 529-A (before taxes)	none	none	May 01, 2009
Class 529-B	Share class 529-B (before taxes)	(5.00%)	(1.52%)	May 01, 2009
Class 529-C	Share class 529-C (before taxes)	(1.00%)	none	May 01, 2009
Class 529-E	Share class 529-E (before taxes)	none	none	May 01, 2009
Class 529-F-1	Share class 529-F-1 (before taxes)	none	none	May 01, 2009
Class R-1	Share class R-1 (before taxes)	none	none	May 01, 2009
Class R-2	Share class R-2 (before taxes)	none	none	May 01, 2009
Class R-3	Share class R-3 (before taxes)	none	none	May 01, 2009
Class R-4	Share class R-4 (before taxes)	none	none	May 01, 2009
Class R-5	Share class R-5 (before taxes)	none	none	May 01, 2009
Class R-6	Share class R-6 (before taxes)	none	none	May 01, 2009

For current 7-day yield information, please call American FundsLine® at 800/325-3590.